Balance Sheets (Unaudited) (USD $)	Apr. 30, 2013	Jul. 31, 2012
Current
Cash		$ 5,008
Total Current Assets		5,008
TOTAL ASSETS		5,008
Current Liabilities
Notes payable	911,186	911,186
Loans from related parties	58,561	58,561
Accounts payable and accrued expenses	154,481	94,771
Accounts payable and accrued expenses, related parties	552,819	480,777
Total current liabilities	1,677,047	1,545,295
Promissory notes	20,000
Total Liabilities	1,697,047	1,545,295
STOCKHOLDERS EQUITY (DEFICIT)
Common stock, Class A voting shares, no par value, unlimited authorized, 183,825 shares issued and outstanding, April 30, 2013 and July 31, 2012.	147,297	147,297
Additional paid in capital	2,999,628	2,999,628
Accumulated deficit during the development sate	(4,843,972)	(4,687,212)
Total Stockholders Equity (Deficit)	(1,697,047)	(1,540,287)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)		$ 5,008